Supplementary Statement of Cash Flows Information	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Supplemental Cash Flow Elements [Abstract]
Supplementary statement of cash flows information
8 Supplementary statement of cash flows information
The Company incurred the following
non-cash
investing and financing transactions (in thousands):

	Nine months ended March 31,
	2024 $	2023 $
Series C Preferred Stock common stock dividend (note 7)	173	362
Non-cash issue costs (note 7)	—	289
Equipment additions reclassified from prepaid expenses	—	447
Income taxes paid	—	—
Interest paid	—	—

10.	Supplementary statement of cash flows information

	Year ended June 30, 2023	Year ended June 30, 2022
Series C Preferred Stock common stock dividend (note 6)	362	2,462
Non-cash issue costs (note 6)	289	683
Issue costs in accounts payable	—	43
Equipment additions reclassified from prepaid expenses	447	—
Conversion of Series C Preferred Stock to common stock (note 6)	—	2,377
Income taxes paid	—	—
Interest paid	—	—